Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	2021	2020
	S/(000)	S/(000)

Cash on hand	273	177
Cash at banks (b)	225,629	22,510
Short-term deposits (c)	47,500	286,225
	273,402	308,912